INVENTORY (Tables)	9 Months Ended
Sep. 30, 2021
Schedule Of Inventories
SCHEDULE OF INVENTORIES
	September 30, 2021	December 31, 2020
Finished goods	$3,205,672	$1,155,871
Parts	48,278	77,748
	$3,253,950	$1,233,619